Victory Target Retirement 2050 Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
S&P Target Date 2050 Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.56%	10.13%	10.79%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	19.37%	9.62%	9.55%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.50%	7.79%	7.49%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	7.12%	7.02%